Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014
C000013020
Account Value [Line Items]
Line Graph and Table Measure Name	Fixed Income SHares: Series C
Account Value	$ 12,494	$ 12,719	$ 12,497	$ 12,821	$ 12,622	$ 12,434	$ 12,110	$ 11,994	$ 11,732	$ 11,966	$ 11,808	$ 11,899	$ 11,870	$ 11,410	$ 10,846	$ 11,041	$ 11,327	$ 11,386	$ 11,332	$ 11,320	$ 11,431	$ 11,355	$ 11,233	$ 11,477	$ 10,956	$ 10,966	$ 10,468	$ 10,625	$ 11,229	$ 11,555	$ 11,211	$ 11,538	$ 11,604	$ 12,160	$ 12,628	$ 12,838	$ 13,158	$ 13,156	$ 13,133	$ 13,159	$ 13,258	$ 13,261	$ 13,044	$ 12,889	$ 12,832	$ 12,629	$ 12,868	$ 13,073	$ 13,113	$ 13,019	$ 12,694	$ 12,778	$ 12,792	$ 12,831	$ 12,550	$ 12,307	$ 12,170	$ 11,762	$ 12,381	$ 12,235	$ 11,946	$ 11,932	$ 11,884	$ 11,804	$ 11,849	$ 11,696	$ 11,646	$ 11,483	$ 11,457	$ 11,337	$ 11,241	$ 11,174	$ 10,942	$ 10,864	$ 10,871	$ 10,923	$ 10,914	$ 10,876	$ 10,800	$ 10,786	$ 10,772	$ 10,815	$ 10,782	$ 10,857	$ 10,919	$ 10,885	$ 10,895	$ 10,894	$ 10,882	$ 10,786	$ 10,703	$ 10,658	$ 10,583	$ 10,482	$ 10,434	$ 10,316	$ 10,259	$ 10,144	$ 10,276	$ 10,220	$ 10,203	$ 10,187	$ 10,160	$ 10,130	$ 10,109	$ 10,079	$ 9,827	$ 10,078	$ 10,174	$ 10,182	$ 10,191	$ 10,054	$ 10,244	$ 10,424	$ 10,320	$ 10,305	$ 10,238	$ 10,279	$ 10,268	$ 10,123	$ 10,000
C000133198
Account Value [Line Items]
Line Graph and Table Measure Name	Fixed Income SHares: Series LD
Account Value	$ 13,463	13,290	13,253	13,261	13,169	13,073	12,949	12,871	12,818	12,794	12,728	12,710	12,605	12,510	12,490	12,360	12,243	12,143	12,020	12,067	12,050	11,982	11,980	11,911	11,883	11,736	11,814	11,943	12,004	11,951	12,006	12,173	12,185	12,120	12,337	12,481	12,579	12,604	12,643	12,763	12,711	12,689	12,676	12,701	12,687	12,667	12,649	12,631	12,531	12,436	12,490	12,359	12,290	12,222	12,137	11,839	11,682	11,335	12,084	11,964	11,791	11,768	11,746	11,701	11,666	11,669	11,620	11,602	11,664	11,556	11,560	11,418	11,354	11,424	11,511	11,481	11,393	11,382	11,328	11,294	11,293	11,226	11,286	11,246	11,233	11,297	11,282	11,214	11,124	11,132	11,119	11,032	11,015	10,978	10,923	10,872	10,839	10,780	10,826	10,738	10,688	10,615	10,497	10,519	10,419	10,319	10,220	10,322	10,405	10,411	10,374	10,277	10,315	10,364	10,338	10,307	10,229	10,176	10,159	10,019	10,000
C000013019
Account Value [Line Items]
Line Graph and Table Measure Name	Fixed Income SHares: Series M
Account Value	$ 14,451	14,683	14,432	14,692	14,513	14,275	13,910	13,733	13,478	13,778	13,596	13,674	13,625	13,083	12,500	12,747	13,006	13,017	12,958	12,955	12,925	12,825	12,778	12,860	12,501	12,511	12,233	12,412	12,923	13,244	12,942	13,251	13,285	13,807	14,269	14,445	14,705	14,693	14,638	14,736	14,807	14,795	14,644	14,506	14,429	14,281	14,395	14,484	14,495	14,361	14,132	14,198	14,136	14,076	13,780	13,473	13,233	12,767	13,717	13,541	13,284	13,279	13,261	13,206	13,228	13,047	12,965	12,843	12,716	12,607	12,463	12,401	12,254	12,046	12,050	12,093	12,094	12,016	11,977	11,949	11,852	11,923	11,825	11,872	11,987	11,935	11,943	11,942	11,951	11,737	11,605	11,582	11,406	11,264	11,206	11,028	10,938	10,873	11,328	11,438	11,407	11,376	11,051	10,740	10,584	10,438	10,231	10,161	10,055	10,074	10,062	9,920	9,990	10,111	9,902	10,144	10,235	10,326	10,234	10,374	10,000
C000013021
Account Value [Line Items]
Line Graph and Table Measure Name	Fixed Income SHares: Series R
Account Value	$ 12,666	12,987	12,866	13,260	13,020	12,878	12,512	12,412	12,099	12,405	12,297	12,467	12,374	12,003	11,531	11,676	11,991	12,208	12,163	12,201	12,442	12,431	12,008	12,295	12,008	12,158	11,808	11,546	12,879	13,383	12,581	13,196	13,437	13,893	14,110	14,036	14,519	14,353	14,203	14,090	14,261	14,302	13,816	13,714	13,507	13,246	13,280	13,634	13,546	13,307	13,056	13,143	13,208	13,046	12,597	12,361	12,273	11,755	12,065	11,953	11,619	11,521	11,472	11,463	11,578	11,372	11,325	11,246	11,031	10,998	10,728	10,723	10,458	10,419	10,396	10,631	10,740	10,710	10,725	10,629	10,637	10,643	10,535	10,657	10,728	10,610	10,582	10,536	10,579	10,455	10,378	10,476	10,461	10,426	10,399	10,326	10,202	10,164	10,351	10,389	10,275	10,299	10,172	9,973	10,065	9,944	9,588	9,674	9,653	9,759	9,826	9,724	9,881	10,083	10,026	10,109	10,215	10,174	10,308	10,308	10,000
C000114641
Account Value [Line Items]
Line Graph and Table Measure Name	Fixed Income SHares: Series TE
Account Value	$ 14,469	14,706	14,469	14,677	14,490	14,371	14,198	13,985	13,880	14,021	13,962	13,808	13,710	13,323	12,523	12,722	13,043	13,156	13,107	12,914	12,945	12,816	12,626	12,903	12,493	12,508	11,964	12,120	12,669	12,941	12,540	12,850	12,702	13,047	13,423	13,527	13,867	13,829	13,699	13,724	13,801	13,841	13,737	13,661	13,587	13,457	13,380	13,592	13,458	13,280	13,020	13,045	13,094	13,146	12,897	12,602	12,210	12,369	12,980	12,774	12,555	12,519	12,481	12,456	12,516	12,311	12,228	12,182	11,988	11,939	11,760	11,663	11,580	11,508	11,456	11,546	11,594	11,577	11,519	11,494	11,346	11,346	11,333	11,389	11,468	11,344	11,378	11,335	11,356	11,212	11,092	11,078	10,891	10,772	10,716	10,640	10,559	10,464	10,877	11,022	11,045	10,984	10,988	10,778	10,751	10,650	10,582	10,586	10,517	10,379	10,278	10,198	10,107	10,081	10,076	10,002	10,001	10,001	9,991	10,001	10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,101	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,003	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,567	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,101	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,003	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,567	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,101	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,003	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,567	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,101	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,003	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,567	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
PIMCO INDEX: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,494	12,679	12,464	12,648	12,524	12,426	12,314	12,128	12,164	12,316	12,317	12,301	12,364	12,083	11,362	11,459	11,805	11,978	11,931	11,812	11,916	11,943	11,684	11,954	11,620	11,587	11,069	11,162	11,608	11,868	11,562	11,755	11,583	11,912	12,311	12,355	12,703	12,683	12,576	12,613	12,704	12,751	12,646	12,611	12,574	12,469	12,393	12,593	12,513	12,438	12,253	12,290	12,287	12,345	12,140	12,041	11,670	11,818	12,263	12,107	11,893	11,857	11,828	11,806	11,902	11,717	11,623	11,581	11,423	11,380	11,203	11,144	11,060	10,929	10,809	10,876	10,947	10,919	10,893	10,884	10,760	10,799	10,759	10,791	10,920	10,807	10,865	10,839	10,894	10,812	10,725	10,764	10,596	10,519	10,496	10,424	10,356	10,236	10,632	10,745	10,799	10,784	10,778	10,609	10,580	10,503	10,470	10,453	10,330	10,258	10,217	10,177	10,104	10,084	10,011	10,021	10,048	10,101	10,072	10,177	10,000
PIMCO INDEX: Bloomberg U.S. Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Index
Account Value	$ 12,543	12,785	12,624	12,936	12,719	12,525	12,237	12,156	11,939	12,243	12,095	12,272	12,294	11,799	11,165	11,367	11,671	11,755	11,720	11,683	11,848	11,756	11,442	11,797	11,364	11,413	10,873	10,986	11,573	11,909	11,558	11,868	11,764	12,415	12,735	12,980	13,410	13,420	13,409	13,380	13,525	13,557	13,383	13,185	13,091	12,953	13,163	13,395	13,556	13,495	13,160	13,189	13,225	13,395	12,994	12,761	12,557	12,007	12,860	12,687	12,397	12,362	12,338	12,268	12,349	11,975	11,913	11,650	11,481	11,425	11,154	11,130	10,894	10,733	10,740	10,893	10,929	10,874	10,797	10,847	10,793	10,892	10,859	11,026	11,129	11,041	11,051	11,014	11,038	10,947	10,867	10,839	10,724	10,617	10,633	10,517	10,481	10,418	10,710	10,802	10,832	10,811	10,671	10,433	10,438	10,312	10,058	9,975	9,923	9,999	10,021	9,974	9,925	9,984	9,922	10,098	10,156	10,216	10,181	10,283	10,000
PIMCO INDEX: Bloomberg U.S. Intermediate Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Credit Index
Account Value	$ 12,729	12,823	12,718	12,918	12,756	12,595	12,352	12,265	12,098	12,262	12,153	12,262	12,238	11,913	11,509	11,589	11,743	11,759	11,697	11,727	11,815	11,728	11,491	11,715	11,445	11,454	11,117	11,163	11,534	11,771	11,518	11,728	11,627	11,952	12,238	12,364	12,590	12,577	12,592	12,660	12,727	12,748	12,651	12,610	12,543	12,457	12,575	12,677	12,721	12,661	12,528	12,527	12,545	12,545	12,374	12,200	11,999	11,599	12,172	12,050	11,879	11,833	11,832	11,764	11,791	11,591	11,567	11,398	11,280	11,231	11,057	11,020	10,846	10,729	10,721	10,766	10,791	10,728	10,688	10,704	10,648	10,697	10,685	10,761	10,845	10,818	10,852	10,833	10,861	10,800	10,726	10,733	10,662	10,581	10,577	10,500	10,461	10,439	10,630	10,664	10,656	10,652	10,583	10,431	10,438	10,362	10,203	10,154	10,090	10,147	10,161	10,136	10,080	10,111	10,082	10,177	10,183	10,177	10,134	10,178	10,000
PIMCO INDEX: ICE BofA 1-3 Year U.S. Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Treasury Index
Account Value	$ 11,486	11,459	11,426	11,493	11,401	11,300	11,172	11,108	11,032	11,068	11,032	11,078	11,035	10,913	10,804	10,767	10,768	10,726	10,688	10,740	10,777	10,749	10,581	10,658	10,585	10,563	10,497	10,508	10,633	10,710	10,674	10,736	10,677	10,728	10,873	10,914	10,986	11,013	11,011	11,045	11,056	11,057	11,038	11,055	11,047	11,042	11,040	11,049	11,047	11,042	11,037	11,042	11,039	11,041	11,030	11,027	11,020	11,015	10,866	10,773	10,715	10,692	10,695	10,660	10,672	10,587	10,599	10,544	10,470	10,449	10,385	10,375	10,347	10,266	10,231	10,215	10,227	10,195	10,195	10,194	10,157	10,173	10,153	10,157	10,186	10,185	10,205	10,211	10,228	10,209	10,187	10,195	10,184	10,169	10,166	10,156	10,143	10,140	10,180	10,187	10,175	10,192	10,198	10,137	10,148	10,145	10,127	10,115	10,054	10,064	10,088	10,098	10,068	10,072	10,067	10,064	10,057	10,052	10,029	10,051	10,000
PIMCO INDEX: 50% ICE BofA 1-3 Year US Treasury Index/50% Bloomberg U.S. Intermediate Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	50% ICE BofA 1-3 Year U.S. Treasury Index/50% Bloomberg U.S. Intermediate Credit Index
Account Value	$ 12,112	12,142	12,074	12,205	12,080	11,950	11,766	11,691	11,572	11,669	11,598	11,673	11,640	11,420	11,167	11,187	11,262	11,247	11,198	11,239	11,301	11,244	11,043	11,190	11,022	11,015	10,817	10,845	11,086	11,242	11,097	11,233	11,153	11,332	11,545	11,627	11,772	11,779	11,787	11,837	11,874	11,884	11,829	11,818	11,782	11,739	11,793	11,846	11,865	11,835	11,770	11,772	11,778	11,780	11,693	11,609	11,509	11,312	11,503	11,396	11,284	11,250	11,252	11,201	11,220	11,080	11,075	10,965	10,870	10,835	10,718	10,694	10,595	10,496	10,474	10,488	10,507	10,459	10,440	10,447	10,401	10,433	10,417	10,456	10,512	10,498	10,525	10,519	10,541	10,501	10,455	10,462	10,421	10,374	10,371	10,328	10,302	10,289	10,404	10,424	10,414	10,421	10,389	10,284	10,293	10,254	10,165	10,135	10,072	10,106	10,125	10,117	10,074	10,092	10,075	10,121	10,120	10,115	10,082	10,114	10,000
PIMCO INDEX: Bloomberg U.S. Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Index
Account Value	$ 12,543	12,785	12,624	12,936	12,719	12,525	12,237	12,156	11,939	12,243	12,095	12,272	12,294	11,799	11,165	11,367	11,671	11,755	11,720	11,683	11,848	11,756	11,442	11,797	11,364	11,413	10,873	10,986	11,573	11,909	11,558	11,868	11,764	12,415	12,735	12,980	13,410	13,420	13,409	13,380	13,525	13,557	13,383	13,185	13,091	12,953	13,163	13,395	13,556	13,495	13,160	13,189	13,225	13,395	12,994	12,761	12,557	12,007	12,860	12,687	12,397	12,362	12,338	12,268	12,349	11,975	11,913	11,650	11,481	11,425	11,154	11,130	10,894	10,733	10,740	10,893	10,929	10,874	10,797	10,847	10,793	10,892	10,859	11,026	11,129	11,041	11,051	11,014	11,038	10,947	10,867	10,839	10,724	10,617	10,633	10,517	10,481	10,418	10,710	10,802	10,832	10,811	10,671	10,433	10,438	10,312	10,058	9,975	9,923	9,999	10,021	9,974	9,925	9,984	9,922	10,098	10,156	10,216	10,181	10,283	10,000
PIMCO INDEX: Bloomberg U.S. MBS Fixed-Rate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. MBS Fixed-Rate Index
Account Value	$ 10,947	11,131	10,984	11,304	11,172	10,994	10,712	10,588	10,381	10,704	10,592	10,767	10,817	10,370	9,857	10,065	10,396	10,482	10,490	10,535	10,613	10,558	10,356	10,637	10,298	10,343	9,938	10,082	10,618	10,994	10,652	10,825	10,707	11,096	11,393	11,504	11,677	11,687	11,698	11,721	11,763	11,782	11,709	11,714	11,735	11,670	11,730	11,809	11,800	11,775	11,766	11,771	11,784	11,779	11,758	11,769	11,755	11,680	11,558	11,440	11,360	11,329	11,320	11,280	11,272	11,172	11,127	11,048	10,907	10,913	10,757	10,766	10,682	10,491	10,398	10,464	10,528	10,465	10,476	10,471	10,398	10,451	10,384	10,453	10,577	10,542	10,558	10,561	10,585	10,508	10,461	10,503	10,438	10,370	10,367	10,318	10,321	10,322	10,502	10,530	10,501	10,489	10,467	10,383	10,369	10,352	10,322	10,283	10,151	10,155	10,168	10,161	10,102	10,094	10,030	10,108	10,110	10,106	10,069	10,085	10,000
PIMCO INDEX: Bloomberg U.S. TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index
Account Value	$ 12,481	12,681	12,620	12,851	12,661	12,562	12,342	12,246	12,039	12,246	12,146	12,277	12,256	11,934	11,620	11,704	11,924	12,032	12,017	12,057	12,203	12,190	11,848	12,012	11,796	11,918	11,704	11,560	12,380	12,718	12,187	12,585	12,712	12,977	13,223	13,111	13,381	13,339	13,221	13,073	13,167	13,190	12,847	12,770	12,617	12,443	12,467	12,671	12,629	12,486	12,347	12,428	12,474	12,339	12,062	11,929	11,893	11,571	11,778	11,617	11,378	11,335	11,318	11,289	11,445	11,179	11,139	11,045	10,865	10,829	10,634	10,635	10,494	10,437	10,387	10,538	10,651	10,574	10,625	10,583	10,538	10,544	10,435	10,537	10,628	10,532	10,518	10,496	10,563	10,452	10,406	10,505	10,510	10,448	10,454	10,405	10,318	10,328	10,530	10,572	10,515	10,562	10,471	10,258	10,331	10,296	10,114	10,003	9,856	9,935	9,945	9,920	9,978	10,055	10,034	10,133	10,217	10,142	10,191	10,315	10,000
PIMCO INDEX: ICE BofA U.S. Treasury Inflation-Linked 7-10 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Treasury Inflation-Linked 7-10 Year Index
Account Value	$ 12,354	12,622	12,556	12,889	12,680	12,576	12,293	12,176	11,941	12,213	12,104	12,316	12,248	11,857	11,468	11,606	11,913	12,111	12,085	12,177	12,374	12,371	11,883	12,167	11,850	12,037	11,731	11,601	12,684	13,098	12,376	12,844	12,951	13,370	13,586	13,459	13,776	13,689	13,579	13,428	13,587	13,616	13,165	13,083	12,944	12,711	12,699	13,036	12,970	12,798	12,683	12,777	12,836	12,628	12,349	12,189	12,142	11,792	11,989	11,830	11,553	11,494	11,508	11,466	11,658	11,384	11,342	11,206	11,002	10,965	10,734	10,736	10,553	10,492	10,423	10,557	10,690	10,597	10,665	10,617	10,563	10,581	10,458	10,568	10,695	10,600	10,588	10,567	10,668	10,544	10,469	10,591	10,588	10,493	10,502	10,445	10,351	10,371	10,620	10,670	10,588	10,661	10,589	10,365	10,460	10,408	10,244	10,079	9,900	9,989	9,990	9,979	10,035	10,108	10,098	10,209	10,292	10,200	10,246	10,404	10,000
PIMCO INDEX: Bloomberg High Yield Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Municipal Bond Index
Account Value	$ 15,209	15,467	15,141	15,375	15,238	15,061	14,897	14,542	14,432	14,521	14,351	14,239	14,305	13,888	12,889	13,099	13,560	13,769	13,680	13,441	13,535	13,457	13,251	13,681	13,099	13,120	12,399	12,658	13,489	13,796	13,300	13,739	13,589	14,090	14,618	14,652	15,074	15,035	14,840	14,901	14,999	15,022	14,844	14,658	14,492	14,283	14,130	14,279	13,987	13,730	13,408	13,384	13,371	13,336	12,983	12,489	11,999	12,418	13,952	13,664	13,335	13,296	13,245	13,216	13,243	12,932	12,852	12,785	12,581	12,510	12,195	12,130	12,049	11,946	11,863	12,013	12,061	11,965	11,923	11,864	11,621	11,569	11,402	11,394	11,502	11,354	11,326	11,295	11,356	11,201	11,128	11,153	10,985	10,911	10,886	10,633	10,485	10,343	10,997	11,135	11,106	11,066	10,994	10,662	10,524	10,460	10,351	10,239	10,181	10,165	10,125	10,003	9,795	9,755	9,808	10,183	10,070	10,111	10,138	10,179	10,000
PIMCO INDEX: 50% Bloomberg 10 Year Municipal Bond Index, 50% Bloomberg High Yield Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	50% Bloomberg 10 Year Municipal Bond Index / 50% Bloomberg High Yield Municipal Bond Index
Account Value	$ 13,865	14,064	13,811	14,034	13,909	13,765	13,635	13,371	13,399	13,532	13,458	13,402	13,467	13,118	12,293	12,430	12,825	13,012	12,941	12,779	12,895	12,872	12,642	12,975	12,528	12,486	11,891	12,047	12,662	12,924	12,507	12,780	12,610	13,014	13,468	13,505	13,900	13,867	13,727	13,783	13,885	13,915	13,767	13,667	13,578	13,427	13,317	13,502	13,325	13,162	12,911	12,919	12,910	12,928	12,644	12,360	11,921	12,189	13,136	12,924	12,646	12,602	12,562	12,540	12,614	12,370	12,278	12,224	12,036	11,986	11,748	11,684	11,582	11,455	11,341	11,446	11,505	11,441	11,399	11,367	11,191	11,178	11,078	11,098	11,236	11,098	11,133	11,106	11,168	11,052	10,965	10,999	10,820	10,732	10,702	10,540	10,428	10,283	10,849	10,984	10,985	10,960	10,920	10,665	10,594	10,519	10,449	10,387	10,281	10,232	10,192	10,109	9,957	9,921	9,911	10,108	10,068	10,119	10,111	10,190	10,000
PIMCO INDEX: Bloomberg 1-Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-Year Municipal Bond Index
Account Value	$ 11,377	$ 11,380	$ 11,335	$ 11,364	$ 11,328	$ 11,254	$ 11,181	$ 11,118	$ 11,091	$ 11,090	$ 11,091	$ 11,073	$ 11,077	$ 11,013	$ 10,855	$ 10,826	$ 10,871	$ 10,859	$ 10,835	$ 10,784	$ 10,796	$ 10,827	$ 10,712	$ 10,804	$ 10,714	$ 10,719	$ 10,597	$ 10,583	$ 10,675	$ 10,760	$ 10,702	$ 10,699	$ 10,619	$ 10,661	$ 10,751	$ 10,765	$ 10,836	$ 10,837	$ 10,834	$ 10,837	$ 10,848	$ 10,850	$ 10,836	$ 10,837	$ 10,833	$ 10,825	$ 10,817	$ 10,821	$ 10,803	$ 10,794	$ 10,780	$ 10,789	$ 10,781	$ 10,779	$ 10,752	$ 10,752	$ 10,647	$ 10,622	$ 10,676	$ 10,654	$ 10,617	$ 10,601	$ 10,582	$ 10,552	$ 10,574	$ 10,559	$ 10,525	$ 10,492	$ 10,453	$ 10,446	$ 10,417	$ 10,394	$ 10,361	$ 10,323	$ 10,290	$ 10,281	$ 10,301	$ 10,305	$ 10,283	$ 10,247	$ 10,213	$ 10,223	$ 10,230	$ 10,213	$ 10,184	$ 10,178	$ 10,224	$ 10,223	$ 10,235	$ 10,212	$ 10,188	$ 10,196	$ 10,177	$ 10,161	$ 10,161	$ 10,128	$ 10,091	$ 10,071	$ 10,115	$ 10,108	$ 10,130	$ 10,145	$ 10,127	$ 10,110	$ 10,105	$ 10,093	$ 10,108	$ 10,092	$ 10,061	$ 10,063	$ 10,075	$ 10,065	$ 10,053	$ 10,036	$ 10,022	$ 10,022	$ 10,023	$ 10,023	$ 10,022	$ 10,019	$ 10,000